Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Goodwill and Other Intangible Assets

B.3. GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill amounted to €49,243 million as of June 30, 2023, versus €49,892 million as of December 31, 2022. The movement during the period was mainly due to the impact of changes in exchange rates.
Movements in other intangible assets during the first half of 2023 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2023	10,354	69,579	1,783	81,716
Changes in scope of consolidation (a)	115	2,571	1	2,687
Acquisitions and other increases	115	1,642	32	1,789
Disposals and other decreases	(18)	(113)	(9)	(140)
Currency translation differences	(150)	(1,087)	(7)	(1,244)
Transfers (b)	(1,122)	601	—	(521)
Gross value at June 30, 2023	9,294	73,193	1,800	84,287
Accumulated amortization and impairment at January 1, 2023 (a)	(4,128)	(54,652)	(1,296)	(60,076)
Amortization expense	—	(1,068)	(54)	(1,122)
Impairment losses, net of reversals (c)	(15)	—	—	(15)
Disposals and other decreases	18	88	9	115
Currency translation differences	62	849	7	918
Transfers (b)	—	483	—	483
Accumulated amortization and impairment at June 30, 2023	(4,063)	(54,300)	(1,334)	(59,697)
Carrying amount at January 1, 2023	6,226	14,927	487	21,640
Carrying amount at June 30, 2023	5,231	18,893	466	24,590
(a)Impact of the acquisition of Provention (see Note B.1.).
(b)The “Transfers” line mainly comprises acquired R&D brought into service during the period. The main intangible asset brought into service in the first half of 2023 relates to ALTUVIIIO™ (efanesoctocog alfa), which extends protection from bleeds and treats acute hemorrhages in people with hemophilia A. The asset came into service on the date of marketing approval (February 23, 2023), at an amount of €1,110 million. This line also includes reclassifications of assets to Assets held for sale or exchange.
(c)See Note B.4.

Acquisitions of other intangible assets (excluding software) in the first half of 2023 totaled €1,757 million, including €1,632 million related to the updated agreement on Beyfortus™ (nirsevimab) entered into by Sanofi and AstraZeneca in April 2023 (see Note B.1.).
“Products, trademarks and other products” mainly comprise:
•marketed products, with a carrying amount of €16.8 billion as of June 30, 2023 (versus €12.7 billion as of December 31, 2022) and a weighted average amortization period of approximately 10 years; and
•technological platforms brought into service, with a carrying amount of €2.1 billion as of June 30, 2023 (versus €2.2 billion as of December 31, 2022) and a weighted average amortization period of approximately 18 years.